NON-CONTROLLING INTEREST (NCI) (Schedule Of Net Change In Non-controlling Interest) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Noncontrolling Interests [Abstract]
Balance, December 31, 2018	$ (3,357,287)	$ 162,471
Change in ownership interest		(177,178)
Share of loss for the year	(1,309,671)	(3,170,031)	$ (18,314)
Currency translation adjustment	134,501	(172,549)
Balance, December 31, 2019	$ (4,532,457)	$ (3,357,287)	$ 162,471